Aristotle Portfolio Optimization Aggressive Growth Fund

Class A Share	Class C Share	Class I-2 Share

Summary Prospectus	April 17, 2023

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information and other information about the Fund online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated April 17, 2023, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal

This Fund seeks high, long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 97 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees	Share Class
(fees paid directly from your investment)	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.39%	0.39%	0.39%

Total Annual Fund Operating Expenses	1.09%	1.84%	0.84%
Less Fee Waiver[3]	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses after Fee Waiver	1.09%	1.84%	0.84%

1

The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

2

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

3

Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.26% for Class A, 2.01% for Class C, and 1.01% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.

	Share Class
	A	C	I-2
1 year	$655	$287	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.

	Share Class
	A	C	I-2
1 year	$655	$187	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Portfolio Turnover

The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2022, the portfolio turnover rate of Pacific Funds Portfolio Optimization Aggressive-Growth (the “Predecessor Fund”) was 15% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs, and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
0-15%	85-100%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.

The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the underlying funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the underlying funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.

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Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.

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Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

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ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Principal Risks from Holdings in Underlying Funds

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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.

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Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low, and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.

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Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.

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Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.

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Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 21.35%; Q1 2020: (23.06%)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 Year		5 Years		10 Years
Class A (incepted December 31, 2003) (before taxes)	(25.75%	)	3.37%		6.50%
Class A (after taxes on distributions)	(30.35%	)	(0.08%	)	4.27%
Class A (after taxes on distributions and sale of Fund shares)	(11.81%	)	2.36%		4.98%
Class C (incepted December 31, 2003) (before taxes)	(22.54%	)	3.78%		6.37%
Class I-2 (incepted December 31, 2012) (before taxes)	(21.19%	)	4.82%		7.37%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	(18.11%	)	9.42%		12.56%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.01%	)	0.02%		1.06%
Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark[1] (reflects no deductions for fees, expenses, or taxes)	(16.79%	)	6.98%		9.98%

1	Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark represents the blended performance of 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Aristotle Investment Services, LLC

Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2023 (with Predecessor Fund since 2003)

Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2023 (with Predecessor Fund since 2006)

Samuel S. Park, Director and Portfolio Manager	Since 2023 (with Predecessor Fund since 2013)

Edward Sheng, PhD, CFA, CAIA, Director and Portfolio Manager	Since 2023 (with Predecessor Fund since 2021)

Purchase and Sale of Fund Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund (each a “Fund,” together the “Funds”) of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”) on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 615 E.

Michigan Street, 3rd Floor, Milwaukee, WI 53202), by telephone by calling customer services at (800) 722-2333 or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. There is no minimum initial or subsequent investment for Class I-2 shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. The Trust reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Foreside Financial Services, LLC, the distributor, and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.